RETIREMENT AND POSTRETIREMENT BENEFITS - ACQUIRED PLAN ASSETS (Details) - Spectra Energy Corp CAD in Millions	Feb. 27, 2017 CAD
Canada | Equity securities
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	55.00%
Canada | Fixed income securities
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	45.00%
Canada | Other
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	0.00%
United States | Equity securities
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	30.00%
United States | Fixed income securities
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	60.00%
United States | Other
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	10.00%
Canada Pension Plan
Pension and Other Postretirement Benefits
Expected rate of return on plan assets (as a percent)	6.40%
Major Categories of Plan Assets
Financial instruments at fair value	CAD 1,290
U.S. Pension Plan
Pension and Other Postretirement Benefits
Expected rate of return on plan assets (as a percent)	5.50%
Major Categories of Plan Assets
Financial instruments at fair value	CAD 737
U.S. OPEB Plan
Pension and Other Postretirement Benefits
Expected rate of return on plan assets (as a percent)	4.80%
Major Categories of Plan Assets
Financial instruments at fair value	CAD 103
Pension | Equity securities
Major Categories of Plan Assets
Percentage of plan assets invested in readily marketable investments	48.90%
Financial instruments at fair value	CAD 992
Pension | Equity securities | Level 1
Major Categories of Plan Assets
Financial instruments at fair value	580
Pension | Equity securities | Level 2
Major Categories of Plan Assets
Financial instruments at fair value	CAD 412
Pension | Fixed income securities
Major Categories of Plan Assets
Percentage of plan assets invested in readily marketable investments	46.70%
Financial instruments at fair value	CAD 946
Pension | Fixed income securities | Level 1
Major Categories of Plan Assets
Financial instruments at fair value	CAD 946
Pension | Cash and cash equivalents and other
Major Categories of Plan Assets
Percentage of plan assets invested in readily marketable investments	4.40%
Pension | Cash and cash equivalents
Major Categories of Plan Assets
Financial instruments at fair value	CAD 4
Pension | Cash and cash equivalents | Level 1
Major Categories of Plan Assets
Financial instruments at fair value	4
Pension | Other
Major Categories of Plan Assets
Financial instruments at fair value	85
Pension | Other | Level 3
Major Categories of Plan Assets
Financial instruments at fair value	CAD 85
OPEB | Equity securities
Major Categories of Plan Assets
Percentage of plan assets invested in readily marketable investments	38.80%
Financial instruments at fair value	CAD 40
OPEB | Equity securities | Level 1
Major Categories of Plan Assets
Financial instruments at fair value	21
OPEB | Equity securities | Level 2
Major Categories of Plan Assets
Financial instruments at fair value	CAD 19
OPEB | Fixed income securities
Major Categories of Plan Assets
Percentage of plan assets invested in readily marketable investments	47.60%
Financial instruments at fair value	CAD 49
OPEB | Fixed income securities | Level 1
Major Categories of Plan Assets
Financial instruments at fair value	37
OPEB | Fixed income securities | Level 2
Major Categories of Plan Assets
Financial instruments at fair value	CAD 12
OPEB | Cash and cash equivalents and other
Major Categories of Plan Assets
Percentage of plan assets invested in readily marketable investments	13.60%
OPEB | Cash and cash equivalents
Major Categories of Plan Assets
Financial instruments at fair value	CAD 6
OPEB | Cash and cash equivalents | Level 1
Major Categories of Plan Assets
Financial instruments at fair value	6
OPEB | Other
Major Categories of Plan Assets
Financial instruments at fair value	8
OPEB | Other | Level 3
Major Categories of Plan Assets
Financial instruments at fair value	CAD 8